Segment Reporting (Tables)	12 Months Ended
Mar. 31, 2026
Segment Reporting [Abstract]
Summary of Net Revenue by Geographic Areas	The information below summarizes net revenue by geographic areas for the years ended March 31, 2026, 2025 and 2024:

	Year ended March 31, 2026
	Transaction revenue	Interest income on customer balances	Interest expense on customer liabilities	Net revenue
	(In million)	(In million)	(In million)	(In million)
Europe (excluding UK)	$569.4	$271.1	$(127.3)	$713.2
Asia-Pacific	450.5	65.4	—	515.9
United States of America	261.9	160.1	(56.8)	365.2
United Kingdom	329.1	257.2	—	586.3
Rest of the world	282.7	52.3	(12.8)	322.2
Total transaction revenue	$1,893.6	$806.1	$(196.9)	$2,502.8

	Year ended March 31, 2025
	Transaction revenue	Interest income on customer balances	Interest expense on customer liabilities	Net revenue
	(In million)	(In million)	(In million)	(In million)
Europe (excluding UK)	$467.0	$281.1	$(154.8)	$593.3
Asia-Pacific	336.5	47.0	—	383.5
United States of America	229.7	136.9	(49.1)	317.5
United Kingdom	288.9	258.8	—	547.7
Rest of the world	224.2	34.5	(1.8)	256.9
Total transaction revenue	$1,546.3	$758.3	$(205.7)	$2,098.9

	Year ended March 31, 2024
	Transaction revenue	Interest income on customer balances	Interest expense on customer liabilities	Net revenue
	(In million)	(In million)	(In million)	(In million)
Europe (excluding UK)	$404.6	$231.8	$(135.6)	$500.8
Asia-Pacific	272.0	25.5	—	297.5
United States of America	209.6	101.9	(21.4)	290.1
United Kingdom	254.8	223.9	—	478.7
Rest of the world	182.1	26.9	—	209.0
Total transaction revenue	$1,323.1	$610.0	$(157.0)	$1,776.1